Cover	Oct. 12, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 12, 2021
Entity File Number	001-39248
Entity Registrant Name	DFP HEALTHCARE ACQUISITIONS CORP.
Entity Central Index Key	0001799191
Entity Tax Identification Number	84-3562323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	345 Park Avenue South
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	551-1600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A common stock and one-fourth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one- fourth of one redeemable warrant
Trading Symbol	DFPHU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	DFPH
Security Exchange Name	NASDAQ
Warrant exercisable for one share of Class A common stock
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	DFPHW
Security Exchange Name	NASDAQ